TAXATION - Reconciliation (Details) - China	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes
Income tax rate (as percent)	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(8.00%)	(2.00%)	(6.00%)
Tax effect of preferential tax rate for small enterprises	(5.00%)	0.00%	0.00%
Tax effect of non-deductible expenses	(2.00%)	9.00%	15.00%
Tax effect of non-taxable income	2.00%	(9.00%)	(13.00%)
Tax effect of tax-exempt entities	17.00%	0.00%	7.00%
Tax effect of deemed profit	0.00%	(2.00%)	0.00%
Tax effect of short term entity	0.00%	3.00%	0.00%
Tax penalty	0.00%	0.00%	2.00%
Deferred tax effect of tax rate change	(35.00%)	0.00%	0.00%
Changes in valuation allowance	(9.00%)	(16.00%)	(12.00%)
Effective tax rate	(15.00%)	8.00%	18.00%